Label	Element	Value
Osterweis Growth & Income Fund | Federated Hermes US Treasury Cash Reserves - Class Institutional
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.80%
Osterweis Growth & Income Fund | Microsoft Corp.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.70%
Osterweis Growth & Income Fund | Alphabet, Inc. - Class C
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.50%
Osterweis Growth & Income Fund | Amazon.com, Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.90%
Osterweis Growth & Income Fund | Visa, Inc. - Class A
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.60%
Osterweis Growth & Income Fund | American Water Works Co., Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.40%
Osterweis Growth & Income Fund | UnitedHealth Group, Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.20%
Osterweis Growth & Income Fund | AutoZone, Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.10%
Osterweis Growth & Income Fund | Waste Connections, Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.10%
Osterweis Growth & Income Fund | EastGroup Properties, Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.10%